Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Notes And Amounts Receivable For Equity Issued
Notes receivable	$ 1,000,122	$ 1,000,122
Amounts receivable	20,575	61,940
Notes and amounts receivable for equity issued	$ 1,020,697	$ 1,062,062